Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES

8. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost:
Balance at December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	288,589	51,217	582,739	922,545
Effects of currency translation	814	8,069	1,808	20,128	30,819
Balance at March 31, 2023	$65,040	$659,628	$147,033	$1,638,067	$2,509,768
Accumulated amortization:
Balance at December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Depreciation	2,993	38,280	14,750	50,914	106,937
Effects of currency translation	299	1,448	457	3,881	6,085
Balance at March 31, 2023	$23,999	$117,566	$37,316	$312,850	$491,731

As of March 31, 2023, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at March 31, 2023, had an average expected life of 5 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an incremental borrowing rate of 10% per annum as of January 1, 2022 and January 1, 2023.

Total
As of December 31, 2022	$1,244,470
Additions	922,546
Interest expenses	42,750
Lease payments	(134,026)
Effects of currency translation	25,768
As of March 31, 2023	$2,101,508

Lease liabilities	March 31, 2023	December 31, 2022
Current portion	$445,973	$285,354
Long-term portion	1,655,535	959,116
Total lease liabilities	$2,101,508	$1,244,470

On March 31, 2023, the Company was committed to minimum lease payments as follows:

Maturity analysis	March 31, 2023
Less than one year	$445,973
One to two years	617,002
Two to three years	521,704
Three to four years	349,885
Four to five years	224,049
More than five years	500,927
Total undiscounted lease liabilities	$2,659,540
Amount representing implicit interest	(558,032)
Lease obligations	$2,101,508